Collaborative Agreements:	12 Months Ended
Jul. 31, 2011
Collaborative Agreements Disclosure [Abstract]
Collaborative Agreements Disclosure [Text Block]
Note 20 - Collaborative Agreements:
The Company has a research and development agreement with Fertin Pharma A/S whereby the parties have established collaboration for the development of a metformin medicinal chewing gum for the treatment of Type-2 diabetes mellitus and obesity (see Note 9).